Average Annual Total Returns{- Fidelity Advisor® Limited Term Bond Fund} - 08.31 Fidelity Advisor Limited Term Bond Fund Retail PRO-07 - Fidelity Advisor® Limited Term Bond Fund	Fidelity Limited Term Bond Fund Return Before Taxes Past 1 year	Fidelity Limited Term Bond Fund Return Before Taxes Past 5 years	Fidelity Limited Term Bond Fund Return Before Taxes Since Inception		Fidelity Limited Term Bond Fund After Taxes on Distributions Past 1 year	Fidelity Limited Term Bond Fund After Taxes on Distributions Past 5 years	Fidelity Limited Term Bond Fund After Taxes on Distributions Since Inception		Fidelity Limited Term Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Limited Term Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Limited Term Bond Fund After Taxes on Distributions and Sales Since Inception		LB087 Past 1 year	LB087 Past 5 years	LB087 Since Inception		F1871 Past 1 year	F1871 Past 5 years	F1871 Since Inception
Total	(1.24%)	2.47%	2.16%	[1]	(1.79%)	1.62%	1.33%	[1]	(0.70%)	1.53%	1.29%	[1]	(0.97%)	2.25%	1.85%	[1]	(0.68%)	2.70%	2.28%	[1]

[1]	(a)From November 1, 2013